PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
Schedule of property, plant and equipment
	Computers and peripheral equipment	Medical equipment	Office furniture and equipment	Motor vehicles and ambulances	Leasehold improvements	Devices on loan	Total
Cost:

Balance as of January 1, 2022	18,334	6,150	2,350	2,498	3,777	46,570	79,679
Additions during the year	479	31	153	4	598	395	1,660
Disposals during the year	(4)	-	(64)	(2)	-	(1,106)	(1,176)
Transfer from inventory, net	-	-	-	-	-	564	564
Currency translation differences	(1,953)	(715)	(241)	(290)	(445)	(5,232)	(8,876)

Balance as of December 31, 2022	16,856	5,466	2,198	2,210	3,930	41,191	71,851
Additions during the year	699	7	66	181	127	209	1,289
Disposals during the year	(3,275)	-	(366)	(46)	-	(4,497)	(8,184)
Transfer from inventory, net	-	-	-	-	-	226	226
Currency translation differences	(348)	(165)	(33)	(60)	(106)	(1,126)	(1,838)

Balance as of December 31, 2023	13,932	5,308	1,865	2,285	3,951	36,003	63,344

Accumulated depreciation:

Balance as of January 1, 2022	17,292	6,018	1,756	2,139	3,152	45,297	75,654
Additions during the year	385	42	100	36	158	388	1,109
Disposals during the year	(4)	-	(64)	(2)	-	(1,054)	(1,124)
Transfer from inventory, net	-	-	-	-	-	7	7
Currency translation differences	(1,852)	(701)	(181)	(250)	(364)	(5,099)	(8,447)

Balance as of December 31, 2022	15,821	5,359	1,611	1,923	2,946	39,539	67,199
Additions during the year	329	26	104	60	139	300	958
Disposals during the year	(3,113)	-	(325)	(46)	-	(4,422)	(7,906)
Currency translation differences	(344)	(160)	(27)	(59)	(84)	(1,125)	(1,799)

Balance as of December 31, 2023	12,693	5,225	1,363	1,878	3,001	34,292	58,452

Depreciated cost as of December 31, 2023	1,239	83	502	407	950	1,711	4,892

Depreciated cost as of December 31, 2022	1,035	107	587	287	984	1,652	4,652